Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities
Accounts payable	$ 42.9	$ 38.9
Deferred income	1.5	1.8
Dividends payable	0.5	5.5
Accrued expenses	27.4	20.6
Accrued termination benefits	0.6	12.5
Other liabilities		21.8
Total of accounts payable and accrued liabilities	$ 72.9	$ 101.1